K&L Gates LLP 599 Lexington Avenue New York, NY 10022-6030 T +1 212.536.4816 F +212.536.3901 klgates.com

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	George P. Attisano george.attisano@klgates.com March 23, 2018

Re:

John Hancock Capital Series (the “Trust”), on behalf of:

John Hancock U.S. Global Leaders Growth Fund (the “Fund”)

File No. 811-01677

Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Fund’s preliminary proxy statement and form of proxy (the “Proxy Materials”) relating to a special meeting of shareholders of the Fund to be held on June 15, 2018. It is anticipated that the Proxy Materials will be first sent to the Fund’s shareholders on or about April 16, 2018.

If you have any questions or comments concerning the foregoing, please call me at (212) 536-4816.

Very truly yours,

/s/ George P. Attisano

George P. Attisano

Cc:	Sarah M. Coutu,

Assistant Secretary of the Trust